Note 23 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Trade payables	$ 5,685	$ 4,324	$ 4,807
Accruals	3,978	648	370
Related party payable	477	0	504
Payroll liabilities	2,210	1,413	1,383
Sales tax payable	949	624	496
Deferred income	974	1,129	6,013
Other creditors	833	778	1,822
Total	$ 15,106	$ 8,917	$ 15,395